Non-controlling interest - Schedule of comprehensive loss financial information of non-controlling interest (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Non-controlling interest
Net loss attributable to the shareholders of Greenbrook TMS	$ (13,207,359)	$ (13,491,287)	$ (39,830,850)	$ (36,824,871)
Net loss attributable to non-controlling interest	328,018	(66,025)	(24,461)	(249,575)
Non-controlling interest
Non-controlling interest
Revenue	8,337,782	5,561,769	20,184,728	18,473,712
Net loss attributable to non-controlling interest	328,018	(66,025)	(24,461)	(249,575)
Parent
Non-controlling interest
Net loss attributable to the shareholders of Greenbrook TMS	$ 474,492	$ (311,254)	$ (776,242)	$ (1,353,456)